STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2018	Nov. 30, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 18, 2019	Dec. 13, 2017	Jul. 18, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 7,719	$ 80,673	$ 300	$ 100
Number of replacement options outstanding					25,271
Alabama Graphite [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of replacement options outstanding			5,568		289,600
Number of replacement options and warrants	50,168
Replacement options and warrants shares exchange rate	$ 0.0016
Exercise prices for the option and warrant shares								$ 0.77809
Number of replacement warrants outstanding			11,440		571,985
Anatolia Energy Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of replacement options issued		7,495
Debt instrument conversion price per share		$ 0.0001096
Number of replacement options outstanding			449
2013 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved for future issuance					13,905		66,278
2013 Omnibus Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved for future issuance			66,278		1,083,333		66,000		20,000
Stock option vesting period			10 years		10 years